Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Growth Fund
Entity Central Index Key	0000806857
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000002893
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class AAA
Trading Symbol	GABGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABGX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABGX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class AAA	$67	1.34%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Growth Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Corporate earnings grew sharply helped by the resilience of the global economy. Contributors included GE Vernova Inc., ASML Holding NV, and Applied Materials, Inc. Detractors included Microsoft, Meta, and Netflix.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Growth Fund - Class AAA	S&P 500 Index	Russell 1000 Growth Index
06/16	10,000	10,000	10,000
06/17	11,884	11,790	12,042
06/18	14,944	13,484	14,753
06/19	16,724	14,889	16,458
06/20	20,714	16,007	20,289
06/21	28,327	22,537	28,913
06/22	20,628	20,143	23,486
06/23	25,257	24,090	29,853
06/24	35,275	30,006	39,847
06/25	41,655	34,555	46,709
06/26	45,821	42,268	54,981

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class AAA	2.68%	10.00%	10.10%	16.44%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Growth Index	5.33%	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,316,269,504
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 6,372,740
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,316,269,504 Number of Portfolio Holdings37 Portfolio Turnover Rate5% Management Fees$6,372,740
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Technology - Semiconductors	23.0%
Technology - Computer Services	14.8%
Consumer Discretionary	13.5%
Technology - Software	12.8%
Technology - Hardware and Equipment	10.7%
Industrials	7.8%
Financials	6.9%
Health Care	6.5%
Other Industry sectors	4.6%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	15.0%
Alphabet Inc.	10.6%
Microsoft Corp.	8.3%
Amazon.com Inc.	7.2%
Broadcom Inc.	5.0%
Apple Inc.	4.7%
Eli Lilly & Co.	4.5%
Meta Platforms Inc.	4.2%
GE Vernova Inc.	3.7%
General Electric Co.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABGX/
C000002895
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class C
Trading Symbol	GGCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGCCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGCCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class C	$105	2.09%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Growth Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Corporate earnings grew sharply helped by the resilience of the global economy. Contributors included GE Vernova Inc., ASML Holding NV, and Applied Materials, Inc. Detractors included Microsoft, Meta, and Netflix.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Growth Fund - Class C	The Gabelli Growth Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
06/16	10,000	10,000	10,000	10,000
06/17	11,793	11,793	11,790	12,042
06/18	14,722	14,722	13,484	14,753
06/19	16,353	16,353	14,889	16,458
06/20	20,103	20,103	16,007	20,289
06/21	27,282	27,282	22,537	28,913
06/22	19,719	19,719	20,143	23,486
06/23	23,965	23,965	24,090	29,853
06/24	33,220	33,220	30,006	39,847
06/25	38,940	38,940	34,555	46,709
06/26	42,513	42,513	42,268	54,981

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class C	2.30%	9.18%	9.28%	15.57%
The Gabelli Growth Fund - Class C (includes sales charge)	1.30%	8.18%	9.28%	15.57%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Growth Index	5.33%	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,316,269,504
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 6,372,740
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,316,269,504 Number of Portfolio Holdings37 Portfolio Turnover Rate5% Management Fees$6,372,740
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Technology - Semiconductors	23.0%
Technology - Computer Services	14.8%
Consumer Discretionary	13.5%
Technology - Software	12.8%
Technology - Hardware and Equipment	10.7%
Industrials	7.8%
Financials	6.9%
Health Care	6.5%
Other Industry sectors	4.6%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	15.0%
Alphabet Inc.	10.6%
Microsoft Corp.	8.3%
Amazon.com Inc.	7.2%
Broadcom Inc.	5.0%
Apple Inc.	4.7%
Eli Lilly & Co.	4.5%
Meta Platforms Inc.	4.2%
GE Vernova Inc.	3.7%
General Electric Co.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGCCX/
C000002896
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class I
Trading Symbol	GGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGCIX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGCIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class I	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Growth Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Corporate earnings grew sharply helped by the resilience of the global economy. Contributors included GE Vernova Inc., ASML Holding NV, and Applied Materials, Inc. Detractors included Microsoft, Meta, and Netflix.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Growth Fund - Class I	S&P 500 Index	Russell 1000 Growth Index
06/16	50,000	50,000	50,000
06/17	59,565	58,950	60,210
06/18	75,094	67,421	73,763
06/19	84,241	74,446	82,290
06/20	104,619	80,037	101,447
06/21	143,413	112,685	144,563
06/22	104,707	100,717	117,428
06/23	128,514	120,448	149,263
06/24	179,909	150,030	199,236
06/25	212,991	172,775	233,545
06/26	234,880	211,338	274,906

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class I	2.81%	10.28%	10.37%	16.73%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Growth Index	5.33%	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,316,269,504
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 6,372,740
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,316,269,504 Number of Portfolio Holdings37 Portfolio Turnover Rate5% Management Fees$6,372,740
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Technology - Semiconductors	23.0%
Technology - Computer Services	14.8%
Consumer Discretionary	13.5%
Technology - Software	12.8%
Technology - Hardware and Equipment	10.7%
Industrials	7.8%
Financials	6.9%
Health Care	6.5%
Other Industry sectors	4.6%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	15.0%
Alphabet Inc.	10.6%
Microsoft Corp.	8.3%
Amazon.com Inc.	7.2%
Broadcom Inc.	5.0%
Apple Inc.	4.7%
Eli Lilly & Co.	4.5%
Meta Platforms Inc.	4.2%
GE Vernova Inc.	3.7%
General Electric Co.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGCIX/
C000002892
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class A
Trading Symbol	GGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGCAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGCAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class A	$67	1.34%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Growth Fund underperformed its benchmarks, the S&P 500 and Russell 1000 Growth Indices. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Corporate earnings grew sharply helped by the resilience of the global economy. Contributors included GE Vernova Inc., ASML Holding NV, and Applied Materials, Inc. Detractors included Microsoft, Meta, and Netflix.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Growth Fund - Class A	The Gabelli Growth Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
06/16	10,000	10,000	10,000	10,000
06/17	11,884	11,201	11,790	12,042
06/18	14,945	14,086	13,484	14,753
06/19	16,725	15,764	14,889	16,458
06/20	20,715	19,525	16,007	20,289
06/21	28,327	26,699	22,537	28,913
06/22	20,629	19,444	20,143	23,486
06/23	25,261	23,809	24,090	29,853
06/24	35,280	33,252	30,006	39,847
06/25	41,662	39,267	34,555	46,709
06/26	45,825	43,191	42,268	54,981

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class A	2.68%	9.99%	10.10%	16.44%
The Gabelli Growth Fund - Class A (includes sales charge)	(3.23)%	3.67%	8.80%	15.75%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Russell 1000 Growth Index	5.33%	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,316,269,504
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 6,372,740
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,316,269,504 Number of Portfolio Holdings37 Portfolio Turnover Rate5% Management Fees$6,372,740
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.6)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Technology - Semiconductors	23.0%
Technology - Computer Services	14.8%
Consumer Discretionary	13.5%
Technology - Software	12.8%
Technology - Hardware and Equipment	10.7%
Industrials	7.8%
Financials	6.9%
Health Care	6.5%
Other Industry sectors	4.6%
Other Assets and Liabilities (Net)	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	15.0%
Alphabet Inc.	10.6%
Microsoft Corp.	8.3%
Amazon.com Inc.	7.2%
Broadcom Inc.	5.0%
Apple Inc.	4.7%
Eli Lilly & Co.	4.5%
Meta Platforms Inc.	4.2%
GE Vernova Inc.	3.7%
General Electric Co.	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGCAX/